UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

VT Floating-Rate Income Fund

Annual Report

December 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2017

Eaton Vance

VT Floating-Rate Income Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	37

Management and Organization	38

Important Notices	41

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The U.S. floating-rate loan market experienced a positive return and limited price volatility for the 12-month period ended December 31, 2017, with the S&P/LSTA Leveraged Loan Index,2 a broad barometer of the U.S. loan market, returning 4.12%. For the period as a whole, performance was composed almost entirely of income payments, with loan prices slightly declining.

As the period opened on January 1, 2017, capital markets in general were just recovering from volatility following the outcome of the U.S. presidential election. In particular, many fixed-income markets had experienced falling prices and rising interest rates in November and early December of 2016, as market participants focused on the potential for a Trump Administration to spur higher economic growth and inflation by lowering taxes and reducing regulation. By contrast, the loan market was helped by increasing investor demand for floating-rate securities amid growing expectations for rising short-term interest rates. And indeed, the U.S. Federal Reserve Board followed through with its pledge to tighten financial conditions, with short-term rate hikes in December 2016 and during the period in March, June and December 2017.

Throughout the period, loans benefited from investor demand, with the collateralized loan obligation market posting its busiest year of originations since 2014. Retail mutual fund flows for loans were also positive through July, but turned modestly negative in August and September 2017 before recovering in October 2017. The final two months of 2017, however, saw net withdrawals by retail loan fund investors, in contrast with solid demand for loans elsewhere.

Amid overall strong demand, total new-issue loan volume set a record high in 2017. Mergers and acquisitions loan volume was strong in the first three quarters of 2017 before ebbing in the final quarter of the year. Growth in overall loan supply, however, was limited by repayments and the refinancing of existing loans. For the period as a whole, loan prices were relatively stable, beginning the period at an average price of $98.08 and ending it at an average price of $98.05. Approximately 85% of performing loans ended the period marked at approximately 98% of their par value or higher.

With the U.S. economy continuing its low-growth recovery throughout the period, health in corporate fundamentals continued to reflect relatively benign conditions. The default rate moved higher in 2017, to 2.05% on a last-twelve-month basis, from 1.58% a year ago. Still, the default rate remained low from a historical perspective, entering 2018 below its long-term average of 3.1%.

Fund Performance

For the 12-month period ended December 31, 2017, Eaton Vance VT Floating-Rate Income Fund (the Fund) Initial Class shares at net asset value (NAV) had a total return of 3.44%. By comparison, the Fund’s benchmark, the S&P/ LSTA Leveraged Loan Index (the Index), returned 4.12% for the same period. The Index is unmanaged and returns do not reflect the effect of any applicable sales charges, commissions, or expenses.

The Fund has historically tended to maintain underweight exposures, relative to the Index, to lower credit quality6 segments of the market, namely the CCC- and D-(defaulted) rating tiers within the Index. This strategy may help the Fund experience limited credit losses over the long run, but may detract from relative performance versus the Index in times when lower-quality loans perform well. For the 12-month period, the Fund held overweight positions in the BB- and B-rated segments of the loan index, which returned 3.44% and 4.27%, respectively. The Fund maintained an underweight to CCC-rated loans, which returned 10.73%. As a result, the Fund’s positioning in higher-quality loans detracted from performance versus the Index during the period. However, the Fund’s avoidance of D-rated loans, which returned -0.03% during the period, helped performance versus the Index.

On a sector-level basis, the Fund’s underweight to the retailers (except food and drug) sector contributed to performance versus the Index, as that sector suffered a negative return during the period. Security selection within that sector was also beneficial to relative performance. On the other hand, a slight overweight to food/drug retailers was a detractor from Fund performance versus the Index, as this area also experienced weakness. Loan selection overall was positive for performance versus the Index, with selection in the brokerage/ securities dealers/investment houses, telecommunications, and oil and gas sectors contributing to relative results. In contrast, however, loan picks in the publishing and health care sectors detracted from results versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Performance2,3

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Andrew Sveen, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Initial Class at NAV	05/02/2001	05/02/2001	3.44%	3.11%	3.93%
ADV Class at NAV	04/15/2014	05/02/2001	3.70	3.29	4.02
Institutional Class at NAV	05/02/2016	05/02/2001	3.77	3.35	4.05
S&P/LSTA Leveraged Loan Index	—	—	4.12%	4.03%	4.85%

% Total Annual Operating Expense Ratios[4]			Initial Class	ADV Class	Institutional Class
			1.19%	0.95%	0.69%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Initial Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
ADV Class	$10,000	12/31/2007	$14,842	N.A.
Institutional Class	$10,000	12/31/2007	$14,881	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

3

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Fund Profile

Top 10 Issuers (% of total investments)5

Reynolds Group Holdings, Inc.	1.2%

Virgin Media Bristol, LLC	1.0

Univision Communications, Inc.	1.0

TransDigm, Inc.	1.0

Envision Healthcare Corporation	1.0

Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.	1.0

Calpine Corporation	1.0

Albertsons, LLC	0.9

Asurion, LLC	0.9

Valeant Pharmaceuticals International, Inc.	0.9

Total	9.9%

Top 10 Sectors (% of total investments)5

Electronics/Electrical	10.1%

Health Care	9.9

Business Equipment and Services	9.5

Telecommunications	5.0

Chemicals and Plastics	4.5

Lodging and Casinos	4.3

Industrial Equipment	4.1

Retailers (Except Food and Drug)	3.8

Drugs	3.8

Cable and Satellite Television	3.6

Total	58.6%

Credit Quality (% of bond and loan holdings)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of ADV Class is linked to Initial Class and the performance of Institutional Class is linked to ADV Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.
[6]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

5

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 – December 31, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (7/1/17)	Ending Account Value (12/31/17)	Expenses Paid During Period* (7/1/17 – 12/31/17)	Annualized Expense Ratio

Actual
Initial Class	$1,000.00	$1,016.20	$5.95	1.17%
ADV Class	$1,000.00	$1,018.60	$4.68	0.92%
Institutional Class	$1,000.00	$1,018.00	$3.56	0.70%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,019.30	$5.95	1.17%
ADV Class	$1,000.00	$1,020.60	$4.69	0.92%
Institutional Class	$1,000.00	$1,021.70	$3.57	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2017. Expenses shown do not include insurance-related charges.

6

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments

Senior Floating-Rate Loans — 93.2%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 1.4%
Accudyne Industries, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing August 2, 2024	$524	$527,533
IAP Worldwide Services, Inc.
Revolving Loan, 1.39%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)	133	132,474
Term Loan - Second Lien, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)	177	143,580
TransDigm, Inc.
Term Loan, 4.36%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)	3,369	3,378,608
Term Loan, 4.67%, (USD LIBOR + 3.00%), Maturing August 22, 2024(4)	3,125	3,143,768
Wesco Aircraft Hardware Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021	1,570	1,529,092

		$8,855,055

Automotive — 2.5%
American Axle and Manufacturing, Inc.
Term Loan, 3.71%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)	$2,266	$2,273,429
Apro, LLC
Term Loan, 5.35%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	196	196,813
Belron S.A.
Term Loan, 3.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	400	404,375
Chassix Holdings, Inc.
Term Loan, 7.06%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)	525	523,031
CS Intermediate Holdco 2, LLC
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023	1,651	1,661,785
Dayco Products, LLC
Term Loan, 6.48%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023	771	779,800
FCA US, LLC
Term Loan, 3.51%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	1,308	1,312,830
Federal-Mogul Holdings Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	2,717	2,740,101

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive (continued)
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2019	$1,325	$1,330,786
Horizon Global Corporation
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021	223	225,055
Sage Automotive Interiors, Inc.
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022	495	498,094
TI Group Automotive Systems, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2022	1,406	1,416,429
Tower Automotive Holdings USA, LLC
Term Loan, 4.19%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024	2,129	2,139,841
Visteon Corporation
Term Loan, 3.41%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024	379	382,188

		$15,884,557

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	$482	$440,630
Term Loan - Second Lien, 11.69%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	1,000	775,000
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(5)	250	251,406

		$1,467,036

Brokerage / Securities Dealers / Investment Houses — 0.4%
Aretec Group, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020	$771	$774,769
Term Loan - Second Lien, 7.07%, (1 mo. USD LIBOR + 5.00% (2.00% Cash, 5.07% PIK)), Maturing May 23, 2021	1,315	1,316,490
Salient Partners L.P.
Term Loan, 9.85%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021	437	423,769

		$2,515,028

Building and Development — 3.1%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023	$1,737	$1,746,735

7	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development (continued)
Beacon Roofing Supply, Inc.
Term Loan, Maturing August 23, 2024(5)	$425	$426,783
Core & Main L.P.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	575	579,313
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	1,366	1,375,411
DTZ U.S. Borrower, LLC
Term Loan, 4.71%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	3,285	3,246,624
Henry Company, LLC
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing October 5, 2023	223	225,070
Ply Gem Industries, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 1, 2021	1,247	1,258,653
Quikrete Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	3,466	3,477,189
RE/MAX International, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,939	1,930,317
Realogy Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 20, 2022	2,131	2,143,565
Summit Materials Companies I, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing November 11, 2024	375	377,578
VICI Properties 1, LLC
Term Loan, 3.78%, (3 mo. USD LIBOR + 2.25%), Maturing December 20, 2024	1,675	1,677,967
Werner FinCo L.P.
Term Loan, 5.36%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,025	1,030,125
WireCo WorldGroup, Inc.
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	370	372,396

		$19,867,726

Business Equipment and Services — 9.0%
Acosta Holdco, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	$2,080	$1,843,291
AlixPartners, LLP
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	1,414	1,423,742

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
Altisource Solutions S.a.r.l.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020	$963	$946,589
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.62%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	398	400,017
Camelot UK Holdco Limited
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	990	996,343
Cast and Crew Payroll, LLC
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	811	818,683
Change Healthcare Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	5,757	5,772,238
Corporate Capital Trust, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	602	603,427
CPM Holdings, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022	1,166	1,184,152
Crossmark Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	1,236	591,942
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	945	948,302
EAB Global, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.75%), Maturing September 6, 2024	950	957,125
Education Management, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)	166	78,727
Term Loan, 8.85%, (3 mo. USD LIBOR + 7.50%), Maturing July 2, 2020(3)	373	0
EIG Investors Corp.
Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023	3,453	3,480,941
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024	275	276,833
Extreme Reach, Inc.
Term Loan, 7.95%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020	729	728,848
First Data Corporation
Term Loan, 3.30%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020	1,876	1,877,825

8	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
First Data Corporation (continued)
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	$3,466	$3,471,924
Garda World Security Corporation
Term Loan, 4.97%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024	1,427	1,436,324
Global Payments, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023	231	232,383
GreenSky Holdings, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024	1,197	1,204,481
IG Investment Holdings, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021	1,183	1,197,794
Information Resources, Inc.
Term Loan, 5.62%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024	2,481	2,496,371
ION Trading Technologies S.a.r.l.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 30, 2024	1,725	1,727,156
J.D. Power and Associates
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	693	695,527
KAR Auction Services, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021	866	870,874
Kronos Incorporated
Term Loan, 4.90%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023	5,024	5,063,465
LegalZoom.com, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.50%), Maturing November 21, 2024	550	548,625
Monitronics International, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	1,254	1,246,266
PGX Holdings, Inc.
Term Loan, 6.82%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	791	786,554
Prime Security Services Borrower, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	1,140	1,148,991
Red Ventures, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024	898	898,760
ServiceMaster Company
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023	3,564	3,583,288

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
Spin Holdco, Inc.
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.75%), Maturing November 14, 2022	$2,322	$2,341,624
Tempo Acquisition, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	622	620,709
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021	2,443	2,446,881
Vantiv, LLC
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 14, 2023	325	326,810
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 7, 2024	725	729,934
Term Loan, Maturing March 31, 2025(5)	200	201,062
Vestcom Parent Holdings, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	866	872,747
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	584	584,833
West Corporation
Term Loan, 5.35%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	800	803,945

		$58,466,353

Cable and Satellite Television — 3.5%
Charter Communications Operating, LLC
Term Loan, Maturing April 30, 2025(5)	$2,650	$2,654,969
CSC Holdings, LLC
Term Loan, 3.74%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	3,606	3,596,181
Mediacom Illinois, LLC
Term Loan, 3.74%, (1 week USD LIBOR + 2.25%), Maturing February 15, 2024	315	316,684
Numericable Group S.A.
Term Loan, 4.13%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	1,393	1,335,539
Radiate Holdco, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	496	493,148
Term Loan, Maturing February 1, 2024(5)	875	868,594
Telenet International Finance S.a.r.l.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.50%), Maturing March 2, 2026	1,375	1,381,016

9	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cable and Satellite Television (continued)
UPC Financing Partnership
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	$1,700	$1,701,222
Virgin Media Bristol, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	6,725	6,733,406
Ziggo Secured Finance Partnership
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025	3,525	3,502,024

		$22,582,783

Chemicals and Plastics — 4.1%
A. Schulman, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	$861	$868,783
Alpha 3 B.V.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	1,095	1,102,879
Aruba Investments, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	204	204,924
Ashland, Inc.
Term Loan, 3.57%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)	423	425,716
Avantor, Inc.
Term Loan, 5.51%, (3 mo. USD LIBOR + 4.00%), Maturing November 21, 2024	925	930,369
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024	1,911	1,921,207
Emerald Performance Materials, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	360	363,347
Ferro Corporation
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024	298	299,890
Flint Group GmbH
Term Loan, 4.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	247	216,992
Flint Group US, LLC
Term Loan, 4.36%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	1,494	1,312,625
Gemini HDPE, LLC
Term Loan, 3.89%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	798	803,202

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
H.B. Fuller Company
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.25%), Maturing October 20, 2024	$1,496	$1,503,315
Ineos US Finance, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	2,450	2,456,294
Kraton Polymers, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022	901	911,788
MacDermid, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020	187	188,741
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	2,172	2,187,207
Minerals Technologies, Inc.
Term Loan, 3.79%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)	1,020	1,031,959
Orion Engineered Carbons GmbH
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024	342	343,843
PolyOne Corporation
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022	319	321,090
PQ Corporation
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022	788	795,536
Solenis International L.P.
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021	217	218,637
Sonneborn Refined Products B.V.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	45	44,547
Sonneborn, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	253	252,432
Tata Chemicals North America, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	536	538,775
Trinseo Materials Operating S.C.A.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024	1,369	1,382,042
Tronox Blocked Borrower, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	763	768,961
Tronox Finance, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	1,762	1,774,525

10	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
Unifrax Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024	$398	$401,734
Univar, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024	1,980	1,989,627
Venator Materials Corporation
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	274	276,284
Versum Materials, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023	420	422,507

		$26,259,778

Conglomerates — 0.2%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	$199	$199,995
Spectrum Brands, Inc.
Term Loan, 3.49%, (USD LIBOR + 2.00%), Maturing June 23, 2022(4)	1,232	1,239,881

		$1,439,876

Containers and Glass Products — 2.6%
Berry Plastics Group, Inc.
Term Loan, 3.77%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022	$1,407	$1,414,458
BWAY Holding Company
Term Loan, 4.60%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	1,617	1,625,718
Consolidated Container Company, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024	299	301,182
Flex Acquisition Company, Inc.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	2,862	2,880,952
Libbey Glass, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,403	1,353,481
Pelican Products, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020	1,572	1,581,167
Reynolds Group Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	5,019	5,049,345

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Containers and Glass Products (continued)
Ring Container Technologies Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	$525	$526,641
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022	2,131	2,143,601
Tekni-Plex, Inc.
Term Loan, 4.67%, (2 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	225	226,476

		$17,103,021

Cosmetics / Toiletries — 0.6%
Coty, Inc.
Term Loan, 3.87%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022	$540	$542,943
Galleria Co.
Term Loan, 4.38%, (1 mo. USD LIBOR + 3.00%), Maturing September 29, 2023	1,097	1,103,409
KIK Custom Products, Inc.
Term Loan, 6.17%, (3 mo. USD LIBOR + 4.50%), Maturing August 26, 2022	943	951,901
Prestige Brands, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 26, 2024	1,557	1,568,718

		$4,166,971

Drugs — 3.3%
Albany Molecular Research, Inc.
Term Loan - Second Lien, 8.57%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	$500	$493,125
Alkermes, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021	190	191,400
Amneal Pharmaceuticals, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019	2,906	2,923,920
Arbor Pharmaceuticals, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	1,041	1,052,471
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	3,458	3,483,865
Horizon Pharma, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	1,120	1,125,701

11	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs (continued)
Jaguar Holding Company II
Term Loan, 4.38%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)	$4,901	$4,916,354
Mallinckrodt International Finance S.A.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	3,054	3,054,586
PharMerica Corporation
Term Loan, 4.90%, (3 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	600	603,675
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022	3,425	3,479,675

		$21,324,772

Ecological Services and Equipment — 0.7%
Advanced Disposal Services, Inc.
Term Loan, 3.74%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,422	$2,432,101
Charah, LLC
Term Loan, 7.71%, (3 mo. USD LIBOR + 6.25%), Maturing October 25, 2024	475	479,750
Clean Harbors, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2024	199	200,493
EnergySolutions, LLC
Term Loan, 6.45%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020	498	504,593
GFL Environmental, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023	568	572,071
Wrangler Buyer Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	400	403,072

		$4,592,080

Electronics / Electrical — 9.5%
Almonde, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$1,945	$1,952,830
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	107	104,721
Applied Systems, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	1,671	1,690,189

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Aptean, Inc.
Term Loan, 5.95%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	$1,861	$1,877,997
Avast Software B.V.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023	1,236	1,245,943
Campaign Monitor Finance Pty. Limited
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021	447	435,490
CommScope, Inc.
Term Loan, 3.38%, (USD LIBOR + 2.00%), Maturing December 29, 2022(4)	408	410,562
CPI International, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	474	477,564
Cypress Semiconductor Corporation
Term Loan, 4.26%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021	680	686,166
DigiCert, Inc.
Term Loan, 6.13%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024	725	735,241
Electrical Components International, Inc.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021	2,110	2,128,501
Electro Rent Corporation
Term Loan, 6.62%, (2 mo. USD LIBOR + 5.00%), Maturing January 19, 2024	891	903,251
Entegris, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021	95	95,100
Exact Merger Sub, LLC
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	449	453,644
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	350	353,281
Eze Castle Software, Inc.
Term Loan, 4.64%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)	1,304	1,311,725
Go Daddy Operating Company, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	3,976	3,991,720
GTCR Valor Companies, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023	549	555,973
Hyland Software, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022	2,683	2,703,917

12	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Infoblox, Inc.
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing November 7, 2023	$1,542	$1,552,853
Infor (US), Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	5,560	5,580,610
Informatica Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 5, 2022	3,453	3,467,032
Lattice Semiconductor Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	329	332,814
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.80%, (3 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	810	810,291
MA FinanceCo., LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021	2,140	2,143,391
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	355	356,109
Microsemi Corporation
Term Loan, 3.38%, (2 mo. USD LIBOR + 2.00%), Maturing January 15, 2023	312	313,664
MTS Systems Corporation
Term Loan, 4.69%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	829	836,866
Renaissance Learning, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021	460	463,930
Rocket Software, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023	815	824,702
Seattle Spinco, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	2,395	2,404,551
SGS Cayman L.P.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	137	132,048
SkillSoft Corporation
Term Loan, 6.32%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	2,881	2,779,479
Southwire Company
Term Loan, 3.93%, (1 mo. USD LIBOR + 2.50%), Maturing February 10, 2021	241	242,011
SS&C Technologies, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	17	16,969

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
SS&C Technologies, Inc. (continued)
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022	$897	$903,411
SurveyMonkey, Inc.
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	1,244	1,253,078
Sutherland Global Services, Inc.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	589	567,273
Switch Ltd.
Term Loan, 3.81%, (3 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	199	199,746
Syncsort Incorporated
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024	1,097	1,073,591
Tibco Software, Inc.
Term Loan, 5.07%, (1 week USD LIBOR + 3.50%), Maturing December 4, 2020	1,146	1,150,685
Uber Technologies
Term Loan, 5.55%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023	3,385	3,410,477
VeriFone, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 8, 2021	1,930	1,939,048
Veritas Bermuda Ltd.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	1,608	1,614,400
VF Holding Corp.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023	3,019	3,044,340
Wall Street Systems Delaware, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	550	551,719
Western Digital Corporation
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023	1,445	1,452,922

		$61,531,825

Equipment Leasing — 1.0%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022	$6,446	$6,406,914

		$6,406,914

Financial Intermediaries — 3.3%
Americold Realty Operating Partnership L.P.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 1, 2022	$288	$291,054

13	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)
Armor Holding II, LLC
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	$1,314	$1,321,988
Citco Funding, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	1,535	1,552,983
Clipper Acquisitions Corp.
Term Loan, Maturing December 11, 2024(5)	875	878,288
Donnelley Financial Solutions, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	170	171,063
FinCo I, LLC
Term Loan, 2.75%, (USD LIBOR + 2.75%), Maturing June 14, 2022	875	886,484
Focus Financial Partners, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 3, 2024	823	830,653
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	837	850,072
Greenhill & Co., Inc.
Term Loan, 5.19%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	750	754,688
Guggenheim Partners, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	2,284	2,284,673
Harbourvest Partners, LLC
Term Loan, 3.86%, (3 mo. USD LIBOR + 2.50%), Maturing February 4, 2021	796	798,223
LPL Holdings, Inc.
Term Loan, 3.81%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)	995	998,738
MIP Delaware, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	111	111,211
NXT Capital, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	1,807	1,836,803
Ocwen Financial Corporation
Term Loan, 6.46%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	245	246,362
Quality Care Properties, Inc.
Term Loan, 6.82%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	3,019	3,030,823
Sesac Holdco II, LLC
Term Loan, 4.80%, (USD LIBOR + 3.25%), Maturing February 23, 2024(4)	397	394,023

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)
Virtus Investment Partners, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 3.50%), Maturing June 1, 2024	$374	$378,738
Walker & Dunlop, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	1,266	1,283,152
Walter Investment Management Corp.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020	2,649	2,538,720

		$21,438,739

Food Products — 2.5%
Alphabet Holding Company, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$1,771	$1,721,872
American Seafoods Group, LLC
Term Loan, 4.79%, (3 mo. USD LIBOR + 3.25%), Maturing August 21, 2023	250	253,125
Blue Buffalo Company Ltd.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024	746	752,313
Del Monte Foods, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	1,211	975,206
Dole Food Company, Inc.
Term Loan, 4.24%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)	1,259	1,263,686
High Liner Foods Incorporated
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021	491	496,110
HLF Financing S.a.r.l.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023	1,302	1,302,978
Jacobs Douwe Egberts International B.V.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022	1,513	1,520,120
JBS USA, LLC
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	5,486	5,394,165
Nomad Foods Europe Midco Limited
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2024	425	426,151
Pinnacle Foods Finance, LLC
Term Loan, 3.37%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024	569	573,306
Post Holdings, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024	1,219	1,224,461

		$15,903,493

14	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Service — 1.6%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.87%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)	$5,353	$5,358,707
Aramark Services, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025	675	679,641
NPC International, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	647	653,218
Pizza Hut Holdings, LLC
Term Loan, 3.49%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023	642	646,446
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020	143	144,324
TKC Holdings, Inc.
Term Loan, 5.67%, (2 mo. USD LIBOR + 4.25%), Maturing February 1, 2023	744	751,121
US Foods, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2023	1,489	1,500,294
Welbilt, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	564	570,931

		$10,304,682

Food / Drug Retailers — 1.4%
Albertsons, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021	$2,719	$2,669,507
Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	3,472	3,406,659
General Nutrition Centers, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing March 4, 2019	1,445	1,231,258
Rite Aid Corporation
Term Loan - Second Lien, 6.24%, (1 week USD LIBOR + 4.75%), Maturing August 21, 2020	250	251,094
Term Loan - Second Lien, 5.37%, (1 week USD LIBOR + 3.88%), Maturing June 21, 2021	1,000	1,002,500
Supervalu, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	177	171,883
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	295	286,472

		$9,019,373

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023	$716	$721,307

		$721,307

Health Care — 9.3%
Acadia Healthcare Company, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022	$167	$168,517
ADMI Corp.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022	1,103	1,114,931
Akorn, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021	537	540,063
Alliance Healthcare Services, Inc.
Term Loan, 5.88%, (3 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	600	601,125
Ardent Legacy Acquisitions, Inc.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.50%), Maturing August 4, 2021	313	312,813
Argon Medical Devices, Inc.
Term Loan, Maturing October 11, 2024(5)	275	277,234
Auris Luxembourg III S.a.r.l.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	2,505	2,529,652
BioClinica, Inc.
Term Loan, 5.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	470	460,845
Carestream Dental Equipment, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	274	274,570
CeramTec Acquisition Corporation
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	88	87,693
CHG Healthcare Services, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	1,699	1,712,578
Community Health Systems, Inc.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019	1,483	1,439,602
Term Loan, 4.48%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	1,484	1,417,928
Concentra, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing June 1, 2022	1,271	1,284,173

15	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Convatec, Inc.
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	$396	$398,227
CPI Holdco, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	496	499,973
CryoLife, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 4.00%), Maturing November 14, 2024	375	375,469
Davis Vision Incorporated
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2024	350	353,500
DaVita HealthCare Partners, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021	2,027	2,044,485
Diplomat Pharmacy, Inc.
Term Loan, 8.00%, (3 mo. USD Prime + 3.50%), Maturing December 12, 2024	425	429,516
DJO Finance, LLC
Term Loan, 4.70%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)	2,383	2,355,409
Envision Healthcare Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	6,486	6,510,747
Equian, LLC
Term Loan, 5.23%, (USD LIBOR + 3.75%), Maturing May 20, 2024(4)	299	301,858
Faenza Acquisition GmbH
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	209	209,161
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020	682	683,036
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023	420	422,676
GHX Ultimate Parent Corporation
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024	498	499,677
Greatbatch Ltd.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	2,347	2,368,388
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.74%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025	2,456	2,465,010
INC Research, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024	1,339	1,342,912

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Indivior Finance S.a.r.l.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 6, 2024	$625	$628,125
Kindred Healthcare, Inc.
Term Loan, 4.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	2,931	2,950,838
Kinetic Concepts, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	1,940	1,934,672
KUEHG Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	1,425	1,432,462
Medical Depot Holdings, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	512	473,791
MMM Holdings, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	202	197,577
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	1,913	1,918,883
MSO of Puerto Rico, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	147	143,637
National Mentor Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	337	339,682
Navicure, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	475	475,000
New Millennium Holdco, Inc.
Term Loan, 8.07%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	103	41,192
Opal Acquisition, Inc.
Term Loan, 5.53%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	1,382	1,300,589
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	2,578	2,587,196
Parexel International Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	1,920	1,931,388
Press Ganey Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 23, 2023	520	522,674
Quintiles IMS Incorporated
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	284	285,910

16	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Quintiles IMS Incorporated (continued)
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	$549	$551,625
RadNet, Inc.
Term Loan, 5.11%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,507	1,518,610
Select Medical Corporation
Term Loan, 4.85%, (3 mo. USD LIBOR + 3.50%), Maturing March 1, 2021	1,216	1,230,631
Sotera Health Holdings, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	888	889,340
Surgery Center Holdings, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	2,244	2,222,867
Team Health Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	1,464	1,429,169
Tecomet, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	697	704,651
U.S. Anesthesia Partners, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 23, 2024	721	724,080

		$59,916,357

Home Furnishings — 0.7%
Bright Bidco B.V.
Term Loan, 6.17%, (USD LIBOR + 4.50%), Maturing June 30, 2024(4)	$1,020	$1,027,949
Serta Simmons Bedding, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	4,069	3,743,710

		$4,771,659

Industrial Equipment — 3.9%
Apex Tool Group, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020	$2,659	$2,656,184
Clark Equipment Company
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing May 18, 2024	1,515	1,524,732
Delachaux S.A.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021	286	287,579
Dragon Merger Sub, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	623	630,451

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)
DXP Enterprises, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023	$374	$377,803
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	35	34,578
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	265	265,985
EWT Holdings III Corp.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	3,675	3,703,061
Filtration Group Corporation
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2020	1,964	1,984,420
Gardner Denver, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	1,347	1,352,099
Gates Global, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing April 1, 2024	2,817	2,834,719
Hayward Industries, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	324	325,606
Husky Injection Molding Systems Ltd.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021	2,185	2,199,303
Milacron, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing September 28, 2023	2,030	2,033,305
Paladin Brands Holding, Inc.
Term Loan, 7.19%, (1 mo. USD LIBOR + 5.50%), Maturing August 15, 2022	716	721,307
Rexnord, LLC
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024	2,069	2,079,267
Robertshaw US Holding Corp.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024	349	352,180
Signode Industrial Group US, Inc.
Term Loan, 4.38%, (USD LIBOR + 2.75%), Maturing May 4, 2021(4)	871	875,771
Tank Holding Corp.
Term Loan, 5.59%, (USD LIBOR + 4.25%), Maturing March 16, 2022(4)	662	664,877
Thermon Industries, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	275	277,406

		$25,180,633

17	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Insurance — 2.8%
Alliant Holdings I, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022	$1,490	$1,499,854
AmWINS Group, Inc.
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	1,559	1,566,925
Asurion, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022	3,228	3,248,776
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	1,573	1,582,582
Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025	1,175	1,209,760
Cunningham Lindsey U.S., Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019	933	931,835
Hub International Limited
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020	3,715	3,736,158
NFP Corp.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing January 8, 2024	1,612	1,623,939
Sedgwick Claims Management Services, Inc.
Term Loan, Maturing February 26, 2021(5)	800	801,200
USI, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	2,095	2,096,495

		$18,297,524

Leisure Goods / Activities / Movies — 3.0%
AMC Entertainment, Inc.
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022	$1,348	$1,354,838
Term Loan, 3.73%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023	372	373,118
Ancestry.com Operations, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	3,576	3,600,532
Bombardier Recreational Products, Inc.
Term Loan, 3.93%, (2 mo. USD LIBOR + 2.50%), Maturing June 30, 2023	2,921	2,940,578
Bright Horizons Family Solutions, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023	372	372,769
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022	908	903,600

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
ClubCorp Club Operations, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 18, 2024	$1,298	$1,304,481
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	1,575	1,585,992
Emerald Expositions Holding, Inc.
Term Loan, 4.42%, (3 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	846	851,740
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	515	518,344
Match Group, Inc.
Term Loan, 3.85%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	317	319,765
National CineMedia, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 26, 2019	250	250,938
Sabre GLBL, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	515	518,237
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	1,440	1,424,847
SRAM, LLC
Term Loan, 4.69%, (USD LIBOR + 3.25%), Maturing March 15, 2024(4)	1,199	1,209,323
UFC Holdings, LLC
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	1,411	1,419,677
WMG Acquisition Corp.
Term Loan, 3.64%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023	776	777,587

		$19,726,366

Lodging and Casinos — 4.1%
Amaya Holdings B.V.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	$3,521	$3,545,037
Aristocrat Leisure Limited
Term Loan, 3.36%, (3 mo. USD LIBOR + 2.00%), Maturing September 19, 2024	875	878,418
Boyd Gaming Corporation
Term Loan, 3.98%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	694	698,677

18	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos (continued)
CityCenter Holdings, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	$1,468	$1,476,109
Cyan Blue Holdco 3 Limited
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	224	226,044
Eldorado Resorts, LLC
Term Loan, 3.77%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024	1,336	1,339,074
ESH Hospitality, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023	3,854	3,869,550
Four Seasons Hotels Limited
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	644	648,058
Gateway Casinos & Entertainment Limited
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023	299	301,765
Golden Nugget, Inc.
Term Loan, 4.77%, (2 mo. USD LIBOR + 3.25%), Maturing October 4, 2023	2,312	2,332,026
Hanjin International Corp.
Term Loan, 3.85%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020	375	376,641
Hilton Worldwide Finance, LLC
Term Loan, 3.55%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	3,285	3,304,826
La Quinta Intermediate Holdings, LLC
Term Loan, 4.11%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021	1,975	1,987,025
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023	1,253	1,259,175
Playa Resorts Holding B.V.
Term Loan, 4.62%, (3 mo. USD LIBOR + 3.25%), Maturing April 5, 2024	1,594	1,604,020
RHP Hotel Properties L.P.
Term Loan, 3.67%, (3 mo. USD LIBOR + 2.25%), Maturing May 11, 2024	1,869	1,881,590
Tropicana Entertainment, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020	617	621,562

		$26,349,597

Nonferrous Metals / Minerals — 0.7%
Dynacast International, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$1,307	$1,316,052

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Fairmount Santrol, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022	$1,325	$1,335,490
Global Brass & Copper, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023	543	548,556
Murray Energy Corporation
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	1,240	1,100,092
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(6)	15	8,828
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(7)	229	31,265
Oxbow Carbon, LLC
Term Loan, 7.00%, (3 mo. USD Prime + 2.50%), Maturing January 19, 2020	481	481,852

		$4,822,135

Oil and Gas — 2.3%
Ameriforge Group, Inc.
Term Loan, 10.69%, (9.69% (3 mo. USD LIBOR + 8.00%) Cash, 1.00% PIK), Maturing June 8, 2022	$528	$565,810
Aquilex Holdings, LLC
Term Loan, 5.71%, (3 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	1,325	1,325,000
BCP Raptor, LLC
Term Loan, 5.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	522	525,749
Bronco Midstream Funding, LLC
Term Loan, 5.44%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	776	786,741
CITGO Holding, Inc.
Term Loan, 9.84%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	439	442,439
CITGO Petroleum Corporation
Term Loan, 4.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	1,254	1,240,159
Crestwood Holdings, LLC
Term Loan, 9.44%, (3 mo. USD LIBOR + 8.00%), Maturing June 19, 2019	827	830,738
Fieldwood Energy, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018	636	618,267
Term Loan, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	125	114,219

19	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)
Fieldwood Energy, LLC (continued)
Term Loan, 8.82%, (3 mo. USD LIBOR + 7.13%), Maturing September 30, 2020	$165	$116,470
Term Loan - Second Lien, 8.82%, (3 mo. USD LIBOR + 7.13%), Maturing September 30, 2020	260	96,124
Green Plains Renewable Energy, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	748	755,606
Medallion Midland Acquisition, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	450	451,125
MEG Energy Corp.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	3,562	3,570,751
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(7)	5	0
Term Loan, 7.35%, (3 mo. USD LIBOR + 6.00% (1.00% Cash, 6.35% PIK)), Maturing July 18, 2022	40	34,197
Seadrill Partners Finco, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021	1,132	902,293
Sheridan Investment Partners II L.P.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	22	19,173
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	59	51,411
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	423	369,576
Sheridan Production Partners I, LLC
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	43	36,148
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	70	59,181
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	530	446,619
Southcross Energy Partners L.P.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing August 4, 2021	482	470,717
Ultra Resources, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	1,050	1,050,985

		$14,879,498

Publishing — 1.1%
Ascend Learning, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$1,172	$1,180,560

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Publishing (continued)
Getty Images, Inc.
Term Loan, 5.19%, (1 week USD LIBOR + 3.50%), Maturing October 18, 2019	$3,191	$2,901,650
Harland Clarke Holdings Corp.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing November 1, 2023	680	684,283
LSC Communications, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	688	690,508
Merrill Communications, LLC
Term Loan, 6.63%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	328	330,993
Multi Color Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	250	251,875
ProQuest, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	782	793,496

		$6,833,365

Radio and Television — 3.1%
ALM Media Holdings, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	$299	$261,270
CBS Radio, Inc.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	1,074	1,081,678
Cumulus Media Holdings, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	2,491	2,151,890
E.W. Scripps Company (The)
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 2, 2024	274	275,856
Entravision Communications Corporation
Term Loan, Maturing November 29, 2024(5)	800	803,500
Gray Television, Inc.
Term Loan, 3.61%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	149	149,587
Hubbard Radio, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	315	315,919
iHeartCommunications, Inc.
Term Loan, 8.44%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	453	341,731
Term Loan, 9.19%, (3 mo. USD LIBOR + 7.50%), Maturing July 30, 2019	146	109,542

20	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television (continued)
Mission Broadcasting, Inc.
Term Loan, 3.86%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	$206	$206,502
Nexstar Broadcasting, Inc.
Term Loan, 3.86%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	1,629	1,635,779
Raycom TV Broadcasting, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	798	805,980
Sinclair Television Group, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	2,203	2,206,043
Term Loan, Maturing May 10, 2024(5)	2,200	2,200,673
Townsquare Media, Inc.
Term Loan, 4.42%, (2 mo. USD LIBOR + 3.00%), Maturing April 1, 2022	2,095	2,105,098
Univision Communications, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	5,127	5,117,504

		$19,768,552

Retailers (Except Food and Drug) — 3.6%
Ascena Retail Group, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$1,420	$1,183,736
Bass Pro Group, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	898	895,085
BJ’s Wholesale Club, Inc.
Term Loan, 4.95%, (2 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	697	686,250
CDW, LLC
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	2,104	2,121,522
Coinamatic Canada, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	102	102,422
David’s Bridal, Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	1,589	1,391,825
Evergreen Acqco 1 L.P.
Term Loan, 5.11%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	944	890,646
Global Appliance, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	723	736,277

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Go Wireless, Inc.
Term Loan, Maturing December 20, 2024(5)	$550	$545,875
Harbor Freight Tools USA, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	772	777,979
J. Crew Group, Inc.
Term Loan, 4.62%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	1,929	1,033,354
LSF9 Atlantis Holdings, LLC
Term Loan, 7.36%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	716	714,148
Men’s Wearhouse, Inc. (The)
Term Loan, 4.89%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	1,247	1,245,846
Michaels Stores, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	1,062	1,064,198
Neiman Marcus Group Ltd., LLC
Term Loan, 4.64%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	1,589	1,301,622
Party City Holdings, Inc.
Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing August 19, 2022	2,527	2,539,031
PetSmart, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	2,694	2,171,491
PFS Holding Corporation
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,107	788,648
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	338	320,863
Rent-A-Center, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	76	75,209
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	2,054	1,858,868
Vivid Seats Ltd.
Term Loan, 5.49%, (1 week USD LIBOR + 4.00%), Maturing June 30, 2024	771	771,125

		$23,216,020

Steel — 0.6%
Neenah Foundry Company
Term Loan, Maturing December 8, 2022(5)	$600	$597,000

21	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Steel (continued)
Zekelman Industries, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	$3,106	$3,128,807

		$3,725,807

Surface Transport — 0.4%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing November 16, 2024	$275	$277,750
Hertz Corporation (The)
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	688	687,177
Kenan Advantage Group, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	115	115,020
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	377	378,228
PODS, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	449	452,054
Stena International S.a.r.l.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	987	919,970

		$2,830,199

Telecommunications — 4.8%
CenturyLink, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025	$3,800	$3,673,107
Ciena Corporation
Term Loan, 4.00%, (1 mo. USD LIBOR + 2.50%), Maturing January 28, 2022	2,314	2,325,580
Colorado Buyer, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	1,592	1,604,338
Consolidated Communications, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023	745	735,174
Digicel International Finance Limited
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing May 28, 2024	574	576,645
Frontier Communications Corp.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024	1,418	1,371,262
Global Eagle Entertainment, Inc.
Term Loan, 8.96%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	834	832,325

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Intelsat Jackson Holdings S.A.
Term Loan, 4.21%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2019	$2,737	$2,749,367
Term Loan, Maturing January 14, 2024(5)	1,300	1,300,000
IPC Corp.
Term Loan, 5.89%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	1,118	1,098,803
Level 3 Financing, Inc.
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 22, 2024	1,925	1,927,406
Mitel Networks Corporation
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.75%), Maturing September 25, 2023	324	327,835
Onvoy, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	820	709,567
Sprint Communications, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	5,459	5,462,729
Syniverse Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	639	628,891
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019	843	830,137
Telesat Canada
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023	3,832	3,856,183
Unitymedia Finance, LLC
Term Loan, Maturing January 15, 2026(5)	725	724,698

		$30,734,047

Utilities — 1.8%
Calpine Construction Finance Company L.P.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	$370	$370,159
Calpine Corporation
Term Loan, 3.32%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019	298	298,122
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	4,912	4,918,165
Dayton Power & Light Company (The)
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2022	371	373,222
Granite Acquisition, Inc.
Term Loan, 4.84%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,725	1,741,666

22	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities (continued)
Granite Acquisition, Inc. (continued)
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	$78	$78,735
Invenergy Thermal Operating I, LLC
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022	114	108,701
Lightstone Generation, LLC
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	86	86,234
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024	1,350	1,358,084
Lonestar Generation, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing February 22, 2021	876	868,976
Longview Power, LLC
Term Loan, 7.39%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	1,146	784,753
Talen Energy Supply, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	545	548,287

		$11,535,104

Total Senior Floating-Rate Loans (identified cost $607,865,190)		$602,438,232

Corporate Bonds & Notes — 1.9%

Security	Principal Amount (000’s omitted)	Value

Building and Development — 0.0%(8)
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23	$22	$24,402

		$24,402

Chemicals and Plastics — 0.3%
Avantor, Inc.
6.00%, 10/1/24(9)	$500	$499,375
Hexion, Inc.
6.625%, 4/15/20	1,475	1,331,187

		$1,830,562

Security	Principal Amount (000’s omitted)	Value

Containers and Glass Products — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	$1,866	$1,895,847
4.859%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)	650	661,375

		$2,557,222

Drugs — 0.3%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(9)	$712	$749,380
7.00%, 3/15/24(9)	925	992,062
5.50%, 11/1/25(9)	575	587,938

		$2,329,380

Electronics / Electrical — 0.1%
Western Digital Corp.
7.375%, 4/1/23(9)	$950	$1,027,188

		$1,027,188

Health Care — 0.3%
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	$1,100	$995,500
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)	675	715,500

		$1,711,000

Radio and Television — 0.3%
iHeartCommunications, Inc.
9.00%, 12/15/19	$181	$135,298
Univision Communications, Inc.
6.75%, 9/15/22(9)	124	129,115
5.125%, 2/15/25(9)	1,500	1,466,250

		$1,730,663

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)	$800	$500,000

		$500,000

Utilities — 0.1%
Calpine Corp.
5.25%, 6/1/26(9)	$700	$688,632

		$688,632

Total Corporate Bonds & Notes (identified cost $12,675,703)		$12,399,049

23	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

Common Stocks — 0.8%

Security	Shares	Value

Aerospace and Defense — 0.0%(8)
IAP Global Services, LLC(3)(11)(12)	24	$242,700

		$242,700

Automotive — 0.1%
Dayco Products, LLC(11)(12)	15,250	$480,375

		$480,375

Business Equipment and Services — 0.1%
Education Management Corp.(3)(11)(12)	2,351,823	$0
RCS Capital Corp.(11)(12)	18,158	690,004

		$690,004

Electronics / Electrical — 0.1%
Answers Corp.(11)(12)	20,672	$320,416

		$320,416

Health Care — 0.0%(8)
New Millennium Holdco, Inc.(11)(12)	13,578	$3,564

		$3,564

Lodging and Casinos — 0.0%(8)
Caesars Entertainment Corp.(11)(12)	5,778	$73,092

		$73,092

Oil and Gas — 0.3%
AFG Holdings, Inc.(11)(12)	33,603	$1,377,723
Paragon Offshore Finance Company, Class A(11)(12)	1,168	1,606
Paragon Offshore Finance Company, Class B(11)(12)	584	13,432
Paragon Offshore, Ltd.(11)(12)	1,168	23,360
Samson Resources II, LLC, Class A(11)(12)	33,971	611,478
Southcross Holdings Group, LLC(3)(11)(12)	44	0
Southcross Holdings L.P., Class A(11)(12)	44	16,225

		$2,043,824

Publishing — 0.2%
ION Media Networks, Inc.(3)(11)(12)	399	$260,263
MediaNews Group, Inc.(11)(12)	45,600	729,602

		$989,865

Total Common Stocks (identified cost $2,929,921)		$4,843,840

Convertible Preferred Stocks — 0.0%

Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(11)(12)	2,617	$0

Total Convertible Preferred Stocks (identified cost $184,700)		$0

Total Investments — 95.9% (identified cost $623,655,514)		$619,681,121

Less Unfunded Loan Commitments — (0.0)%(8)		$(119,286)

Net Investments — 95.9% (identified cost $623,536,228)		$619,561,835

Other Assets, Less Liabilities — 4.1%		$26,785,651

Net Assets — 100.0%		$646,347,486

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)

The stated interest rate represents the weighted average interest rate at December 31, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after December 31, 2017, at which time the interest rate will be determined.

(6)	Fixed-rate loan.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Amount is less than 0.05% or (0.05)%, as applicable.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in

24	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Portfolio of Investments — continued

certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $8,016,815 or 1.2% of the Fund’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2017.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

Abbreviations:

LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:
USD	–	United States Dollar

25	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Investments, at value (identified cost, $623,536,228)	$619,561,835
Cash	41,110,190
Interest receivable	1,511,933
Receivable for investments sold	1,102,337
Receivable for Fund shares sold	454,777
Prepaid expenses	23,602
Total assets	$663,764,674

Liabilities
Payable for investments purchased	$15,067,205
Payable for Fund shares redeemed	1,431,548
Payable to affiliates:
Investment adviser fee	315,378
Distribution fees	136,267
Trustees’ fees	8,977
Payable for shareholder servicing fees	237,634
Accrued expenses	220,179
Total liabilities	$17,417,188
Net Assets	$646,347,486

Sources of Net Assets
Paid-in capital	$650,323,008
Accumulated undistributed net investment income	3,858,441
Accumulated net realized loss	(3,859,570)
Net unrealized depreciation	(3,974,393)
Total	$646,347,486

Initial Class Shares
Net Assets	$642,315,311
Shares Outstanding	69,282,531
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.27

ADV Class Shares
Net Assets	$4,031,146
Shares Outstanding	434,449
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.28

Institutional Class Shares
Net Assets	$1,029
Shares Outstanding	111
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.27

26	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Interest and other income	$28,568,396
Total investment income	$28,568,396

Expenses
Investment adviser fee	$3,706,700
Distribution fees
Initial Class	1,603,385
Shareholder servicing fees
Initial Class	1,460,955
ADV Class	7,521
Trustees’ fees and expenses	38,615
Custodian fee	241,892
Transfer and dividend disbursing agent fees	12,000
Legal and accounting services	239,530
Printing and postage	11,518
Interest expense and fees	159,499
Miscellaneous	31,504
Total expenses	$7,513,119

Net investment income	$21,055,277

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,499,911
Net realized gain	$2,499,911
Change in unrealized appreciation (depreciation) —
Investments	$(2,056,571)
Net change in unrealized appreciation (depreciation)	$(2,056,571)

Net realized and unrealized gain	$443,340

Net increase in net assets from operations	$21,498,617

27	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$21,055,277	$19,648,983
Net realized gain (loss)	2,499,911	(2,224,492)
Net change in unrealized appreciation (depreciation)	(2,056,571)	31,042,559
Net increase in net assets from operations	$21,498,617	$48,467,050
Distributions to shareholders —
From net investment income
Initial Class	$(20,939,356)	$(19,557,087)
ADV Class	(116,165)	(91,360)
Institutional Class	(38)	(27)
Total distributions to shareholders	$(21,055,559)	$(19,648,474)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Initial Class	$144,118,769	$215,567,063
ADV Class	1,957,895	208,394
Institutional Class	—	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Initial Class	20,939,356	19,557,087
ADV Class	116,111	91,322
Cost of shares redeemed
Initial Class	(150,135,145)	(170,971,111)
ADV Class	(576,041)	(303,041)
Net increase in net assets from Fund share transactions	$16,420,945	$64,150,714

Net increase in net assets	$16,864,003	$92,969,290

Net Assets
At beginning of year	$629,483,483	$536,514,193
At end of year	$646,347,486	$629,483,483

Accumulated undistributed net investment income included in net assets
At end of year	$3,858,441	$3,881,649

28	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Financial Highlights

	Initial Class
	Year Ended December 31,
	2017	2016	2015		2014		2013
Net asset value — Beginning of year	$9.260	$8.800	$9.190		$9.430		$9.460

Income (Loss) From Operations
Net investment income(1)	$0.303	$0.314	$0.306		$0.295		$0.327
Net realized and unrealized gain (loss)	0.012	0.460	(0.390)		(0.240)		0.031

Total income (loss) from operations	$0.315	$0.774	$(0.084)		$0.055		$0.358

Less Distributions
From net investment income	$(0.305)	$(0.314)	$(0.306)		$(0.295)		$(0.332)
From net realized gain	—	—	—		—		(0.056)

Total distributions	$(0.305)	$(0.314)	$(0.306)		$(0.295)		$(0.388)

Net asset value — End of year	$9.270	$9.260	$8.800		$9.190		$9.430

Total Return(2)(3)	3.44%	8.95%	(0.99)%		0.57%		3.85%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$642,315	$626,950	$534,104		$625,638		$585,888
Ratios (as a percentage of average daily net assets):
Expenses(3)	1.17%	1.18%	1.16	%(4)	1.15	%(4)	1.15	%(5)
Net investment income	3.26%	3.48%	3.34%		3.15%		3.45%
Portfolio Turnover	41%	44%	19%		29%		38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Expenses after custodian fee reduction were 1.14%.

29	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Financial Highlights — continued

	ADV Class
	Year Ended December 31,				Period Ended December 31, 2014(1)
	2017	2016	2015
Net asset value — Beginning of period	$9.270	$8.810	$9.190		$9.400

Income (Loss) From Operations
Net investment income(2)	$0.328	$0.337	$0.328		$0.234
Net realized and unrealized gain (loss)	0.010	0.460	(0.379)		(0.216)

Total income (loss) from operations	$0.338	$0.797	$(0.051)		$0.018

Less Distributions
From net investment income	$(0.328)	$(0.337)	$(0.329)		$(0.228)

Total distributions	$(0.328)	$(0.337)	$(0.329)		$(0.228)

Net asset value — End of period	$9.280	$9.270	$8.810		$9.190

Total Return(3)(4)	3.70%	9.21%	(0.63)%		0.18	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,031	$2,532	$2,410		$615
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.92%	0.94%	0.91	%(6)	0.90	%(6)(7)
Net investment income	3.53%	3.73%	3.62%		3.52	%(7)
Portfolio Turnover	41%	44%	19%		29	%(8)

(1)	For the period from commencement of operations on April 15, 2014 to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	For the year ended December 31, 2014.

30	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Financial Highlights — continued

	Institutional Class
	Year Ended December 31, 2017	Period Ended December 31, 2016(1)
Net asset value — Beginning of period	$9.270	$9.010

Income (Loss) From Operations
Net investment income(2)	$0.342	$0.240
Net realized and unrealized gain	0.002	0.266

Total income from operations	$0.344	$0.506

Less Distributions
From net investment income	$(0.344)	$(0.246)

Total distributions	$(0.344)	$(0.246)

Net asset value — End of period	$9.270	$9.270

Total Return(3)(4)	3.77%	5.68	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1	$1
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.68%	0.69	%(6)
Net investment income	3.69%	3.95	%(6)
Portfolio Turnover	41%	44	%(7)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the year ended December 31, 2016.

31	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

32

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Notes to Financial Statements — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2017, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2017 and December 31, 2016 was as follows:

	Year Ended December 31,
	2017	2016

Distributions declared from:
Ordinary income	$21,055,559	$19,648,474

During the year ended December 31, 2017, accumulated net realized loss was decreased by $22,926 and accumulated undistributed net investment income was decreased by $22,926 due to differences between book and tax accounting for investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$3,872,670
Deferred capital losses	$(3,575,698)
Net unrealized depreciation	$(4,272,494)

33

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Notes to Financial Statements — continued

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships and deferral of passive losses from partnership investments.

At December 31, 2017, the Fund, for federal income tax purposes, had deferred capital losses of $3,575,698 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2017, $3,575,698 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$623,834,329

Gross unrealized appreciation	$5,440,206
Gross unrealized depreciation	(9,712,700)

Net unrealized depreciation	$(4,272,494)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.575% of the Fund’s average daily net assets up to $1 billion, 0.525% of average daily net assets from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the year ended December 31, 2017, the investment adviser fee amounted to $3,706,700 or 0.575% of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the year ended December 31, 2017 amounted to $1,603,385. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the year ended December 31, 2017, shareholder servicing fees were equivalent to 0.23% per annum of each class’ average daily net assets and amounted to $1,460,955 and $7,521 for Initial Class and ADV Class, respectively.

34

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $296,174,089 and $252,915,184, respectively, for the year ended December 31, 2017.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Initial Class	2017	2016

Sales	15,521,765	23,913,225
Issued to shareholders electing to receive payments of distributions in Fund shares	2,255,374	2,165,577
Redemptions	(16,172,857)	(19,073,370)

Net increase	1,604,282	7,005,432

	Year Ended December 31,
ADV Class	2017	2016

Sales	210,795	23,091
Issued to shareholders electing to receive payments of distributions in Fund shares	12,495	10,109
Redemptions	(61,993)	(33,574)

Net increase (decrease)	161,297	(374)

Institutional Class	Year Ended December 31, 2017	Period Ended December 31, 2016(1)
Sales	—	111

Net increase	—	111

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

At December 31, 2017, separate accounts of 3 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 74.2%.

8  Line of Credit

The Fund participates with other portfolios managed by EVM and its affiliates in a $875 million ($900 million prior to March 13, 2017) unsecured line of credit agreement (Agreement) with a group of banks, which is in effect through March 12, 2018. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense is approximately $79,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings during the year ended December 31, 2017.

9  Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An

35

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Notes to Financial Statements — continued

economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$601,023,192	$1,295,754	$602,318,946
Corporate Bonds & Notes	—	12,399,049	—	12,399,049
Common Stocks	73,092	4,267,785	502,963	4,843,840
Convertible Preferred Stocks	—	—	0	0

Total Investments	$73,092	$617,690,026	$1,798,717	$619,561,835

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2017 is not presented. At December 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

11  Legal Proceedings

In May 2015, the Fund was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Fund is approximately $5,763,000 (equal to 0.89% of net assets at December 31, 2017). The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

36

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Variable Trust and Shareholders of Eaton Vance VT Floating-Rate Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance VT Floating-Rate Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Variable Trust), including the portfolio of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 16, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

37

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Variable Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

38

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

39

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

41

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1939    12.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance VT Floating-Rate Income Fund (the “Fund”) is a series of Eaton Vance Variable Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 1 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended December 31, 2016 and December 31, 2017 by D&T for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance VT Floating-Rate Income Fund

Fiscal Years Ended	12/31/16	12/31/17
Audit Fees	$68,433	$77,633
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$14,000	$14,210
All Other Fees(3)	$0	$0

Total	$82,433	$91,843

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

	12/31/16	12/31/17
Audit Fees	$93,543	$77,633
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$24,499	$14,210
All Other Fees(3)	$0	$0

Total	$118,042	$91,843

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	12/31/16	12/31/17
Registrant(1)	$24,499	$14,210
Eaton Vance(2)	$46,000	$148,018

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018